Accrued maintenance liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Maintenance Liability [Roll Forward]
Accrued maintenance liability at beginning of period	$ 2,863,730	$ 2,503,202
Maintenance payments received	442,130	378,292
Maintenance payments returned	(178,364)	(109,522)
Release to income other than upon sale	(112,413)	(145,006)
Lessor contribution, top-ups and other	(33,048)	6,559
Accrued maintenance liability at end of period	2,979,269	2,567,107
Non-cash investing and financing activities
Maintenance Liability [Roll Forward]
Release to income upon sale	$ (2,766)	$ (66,418)